Variable Interest Entities VIEs (Details) (USD $)	12 Months Ended				12 Months Ended
	Dec. 31, 2012	Dec. 31, 2013	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2013 Variable Interest Entities (VIE's)	Dec. 31, 2012 Variable Interest Entities (VIE's)
Assets
Cash and cash equivalents	$ 378,358,000	$ 342,065,000	$ 424,155,000	$ 276,915,000	$ 2,076,000	$ 5,849,000
Other current assets	16,745,000	19,538,000			1,184,000	120,000
Licenses	1,456,794,000	1,401,126,000			310,475,000	308,091,000
Property, plant and equipment, net	3,022,588,000	2,856,520,000			18,600,000	16,443,000
Other assets and deferred charges	78,250,000	117,735,000			511,000	887,000
Total assets					332,846,000	331,390,000
Liabilities
Current liabilities	754,999,000	1,006,173,000			46,000	1,013,000
Deferred liabilities and credits					3,139,000	3,024,000
Total liabilities					3,185,000	4,037,000
Capital contributions and advances	10,000,000
VIE put options					true
Put option exercisable dates					The limited partnership agreements of Aquinas Wireless and King Street Wireless also provide the general partner with a put option whereby the general partner may require the limited partner, a subsidiary of U.S. Cellular, to purchase its interest in the limited partnership. The general partner’s put options related to its interests in King Street Wireless and Aquinas Wireless will become exercisable in 2019 and 2020, respectively.
Noncontrolling interests with redemption features	$ 493,000	$ 536,000